Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2	Basis of presentation for the consolidated financial statements

2.1	Accounting period

These consolidated financial statements cover the following periods:

-	Consolidated Statements of Financial Position as of December 31, 2018 and, 2017.

-	Consolidated Statements of Changes in Equity for the three years ended December 31, 2018.

-	Consolidated Statements of Comprehensive Income for the three years ended December 31, 2018.

-	Consolidated Statements of Direct-Method Cash Flows for the three years ended December 31, 2018.

2.2	Consolidated financial statements

The consolidated financial statements of Sociedad Química y Minera de Chile S.A. and its Subsidiaries were prepared in accordance with International Financial Reporting Standards (hereinafter “IFRS”) and represent the full, explicit and unreserved adoption of International Financial Reporting Standards as issued by the International Accounting Standards Board (the “IASB”).

These consolidated financial statements fairly present the Company’s financial position as of December 31, 2018 and 2017, and the results of operations and cash flows for each of the three years in the period ended on December 31, 2018.

IFRS establish certain alternatives for their application. Those applied by the Company are detailed in this Note.

The accounting policies used in the preparation of these consolidated annual accounts comply with each IFRS in force at their date of presentation.

For the closing date of these consolidated financial statements certain reclassifications have been made for the captions other non-current financial assets, Intangible assets other than goodwill, Goodwill as of December 31, 2017 to correct the prior year presentation. These revisions were not considered material to the previously issued financial statements.

A reconciliation of such differences is presented as follows:

	Balances originally reported as of December 31, 2017	Reclassified balances as of December 31, 2017	Reclassification
	ThUS$	ThUS$	ThUS$
Assets
Investments classified using the equity method of accounting	146,425	152,630	6,205
Intangible assets other than goodwill	105,948	113,787	7,839
Goodwill	44,177	37,972	(6,205)
Property, plant and equipment	1,437,193	1,429,354	(7,839)
Total	1,733,743	1,733,743	-

In addition, revisions were made to notes 19 and 26.

2.3	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following:

-	Inventories are recorded at the lower of cost and net realizable value.
-	Financial derivatives at fair value; and
-	Staff severance indemnities and pension commitments at actuarial value
-	Certain financial investments classified as available for sale measured at fair through other comprehensive income.
-	Other current and non-current assets and financial liabilities at amortized cost

2.4	Accounting pronouncements

New accounting pronouncements

a)

The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2018:
Standards and Interpretations	Mandatory for annual periods beginning on or after
IFRS 9 Financial Instruments - Published in July 2014. The IASB published the complete version of IFRS 9, which replaces the guidance in IAS 39. This final version includes requirements regarding the classification and measurement of financial assets and liabilities and a new model for the recognition of expected credit losses that replaces the incurred loss impairment model used today. It also includes the final hedging part of IFRS 9 that was issued in November 2013.

01/01/2018
IFRS 15 Revenue from Contracts with Customers – Published in May 2014. This standard establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The core principle is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It replaces IAS 11 Construction Contracts; IAS 18 Revenue; IFRIC 13 Customer Loyalty Programmes; IFRIC 15 Agreements for the Construction of Real Estate; IFRIC 18 Transfers of Assets from Customers; and SIC-31 Revenue-Barter Transactions Involving Advertising Services.

01/01/2018
IFRIC 22 “Foreign Currency Transactions and Advance Consideration”. Published in December 2016. This Interpretation applies to a foreign currency transaction (or part of one) if an entity recognizes a non-financial asset or non-financial liability arising from the payment or receipt of an advance consideration prior to the entity recognizing the related asset, expense or income (or the applicable portion thereof). The interpretation provides a guideline for the transaction date to be used for both single payments/receipts and situations when there are multiple payments/receipts.
Its objective is to reduce diversity in practice.
01/01/2018

Amendments and improvements	Mandatory for annual periods beginning on or after
Amendment to IFRS 2 Share-based Payments.  Published in June 2016. The amendment clarifies the measurement basis for cash-settled, share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment.

01/01/2018
Amendment to IFRS 15 “Revenue from Contracts with Customers”. Published in April 2016. The amendment provides clarifications with regard to identifying performance obligations in contracts with customers, accounting for licensing involving intellectual property and assessing principal versus agent considerations (i.e. recording revenue on a gross basis versus the net amount it retains). New and amended illustrative examples have been added for each of those areas of guidance, as well as additional practical expedients related to transition to the new revenue standard.

01/01/2018
Amendment to IAS 28 “Investments in Associates and Joint Ventures” in regard to measuring an associate or joint venture at fair value. Published in December 2016.	01/01/2018

b)

Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2018 and which the Company has not adopted early are as follows:

Standards and Interpretations	Mandatory for annual periods beginning on or after
On January 13, 2016, the IASB published IFRS 16 Leases. IFRS 16 introduces a comprehensive model to identify lease agreements and accounting treatments for both lessees and lessors. When the application of IFRS 16 goes into effect, it will replace the current lease guidelines including IAS 17 Leases and the related interpretations.

IFRS 16 makes a distinction between leases and service contracts based on the fact that an identified asset is controlled by an entity. Under IAS 17, the distinction between operating leases (outside the statement of financial position) and financial leases is removed for the accounting of the lessees, and is replaced by a model where an right-of-use asset and the corresponding liability must be recognized by lessees for all leases, except short-term leases and low-value asset leases.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted by any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that have not been paid as of that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as lease modifications, among others. In addition, the classification of cash flows will also be affected considering that under IAS 17, operating lease payments are presented as operating cash flows; while under the IFRS 16 model, lease payments will be divided between the portion of principal and interest payments, which will be presented as financing and operating cash flows or financing, respectively.

In contrast to accounting for lessees, IFRS 16 substantially maintains the accounting requirements of IAS 17 for lessors, and continues to require lessees to classify leases as either operating or financial leases.

Additionally, IFRS 16 requires more extensive disclosures.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 on or before the initial application of IFRS 16. Entities can apply IFRS 16 using either a retrospective full application approach or a modified retrospective application approach. If the latter approach is chosen, an entity is not required to restate comparative financial information and the cumulative effect of the initial application of IFRS 16 must be presented as an adjustment to the initial balance of retained earnings (or other equity component, when appropriate).
01/01/2019

Standards and Interpretations	Mandatory for annual periods beginning on or after
IFRIC 23   Uncertainty over Income Tax Treatments. Published in June 2016. This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12, when there is uncertainty over income tax treatments.
01/01/2019

Amendments and improvements	Mandatory for annual periods beginning on or after
Amendment to IFRS 9 “Financial Instruments”.  Published in October 2017. The amendment permits more assets to be measured at amortized cost than under the previous version of IFRS 9, in particular some prepayable financial assets with negative compensation. The assets affected, which include some loans and debt securities, would otherwise have been measured at fair value through profit and loss (FVTPL). For them to qualify for amortized cost measurement, the negative compensation must be “reasonable compensation for early termination of the contract.”

01/01/2019
Amendment to IAS 28 “Investments in Associates and Joint Ventures” Published in October 2017. This amendment clarifies that companies should apply IFRS 9 to account for long-term interests in an associate or joint venture to which the equity method is not applied. The Board IASB has published an example that illustrates how companies should apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associate or joint venture.

01/01/2019
Amendment to IFRS 3 “Business Combinations” Published in December 2017. The amendment clarified that gaining control of a company that is a joint venture deals with a business combination that is achieved in stages. The acquirer must remeasure previously held interests in that business at fair value at the date of acquisition.

01/01/2019
Amendment to IFRS 11 “Joint Arrangements” Published in December 2017. The amendment clarified that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

01/01/2019
Amendment to IAS 12 Income Taxes - Published in December 2017. This modification clarified that the income tax consequences of dividends on financial instruments classified as equity should be recognized when the past transactions or events that generated distributable profits were originally recognized

01/01/2019
Amendment to IFRS 23 “Loan Costs” Published in December 2017. This amendment clarifies that the borrowing costs of specific borrowings that remain outstanding after the related qualifying asset is ready for intended use or for sale will be considered as part of the general borrowing costs of the entity.

01/01/2019
Amendment to IAS 19 Employee Benefits - Published in February 2018. The amendment requires entities to use updated assumptions to determine the current service cost and net interest for the remainder of the period after a modification, reduction or settlement of the plan; and to recognize in profit or loss as part of the cost of the past service, or a profit or loss in the settlement, any reduction in a surplus, even if that surplus was not previously recognized because it did not exceed the upper limit of the asset.
01/01/2019

Amendments and improvements	Mandatory for annual periods beginning on or after
Amendment to IFRS 3 “Definition of a business” Published in October 2018. This amendment revises the definition of a business. Based on the feedback received by the IASB, the application of the current guidance is frequently seen as too complex, and results in too many transactions that qualify as business combinations.
01/01/2020

The following amendment was issued by the IASB and was originally scheduled to take effect in 2016. However, the organization has changed its position and the mandatory effective date is yet to be determined.

Management believes the adoption of the standards, interpretations and amendments applicable as of Tuesday, January 1, 2019, will have no significant impact on the Company’s financial statements.

IFRS 16, Leases

The Company is currently preparing its assessment of the impact of the adoption of IFRS 16.  The initial application method of the aforementioned standard chosen by the Company is the modified retrospective approach for which comparatives will not be restated.

For contracts qualified as leases under IFRS 16, the following right-of-use assets, among others, are potentially identified: trucks, cranes, excavators, facilities (buildings, warehouses, shops, land), where SQM has the power (control) to direct their activities and to use them during contract term, without the supplier changing the operating instructions.

IFRS 15 - Revenue from Contracts with Customers

For the adoption of IFRS 15 - Revenue from Contracts with Customers, the Company undertook a detailed assessment of its performance obligations underlying revenue recognition, such as the performance obligation to transport products to customers, in line with the terms and conditions previously established in contracts and there is no significant impact - the performance obligation has been satisfied. With regard to products invoiced with a deferred shipment date, the transfer of control has been assessed over and above the transfer of risks and benefits established in the previous standard and a prepayment is estimated in revenue recognition, without a significant impact. Other considerations were also assessed, such as rebates, discounts, guarantees, financing components and product personalization. Based on this analysis, the Company has concluded that no impact nor significant changes were recognized as a result of applying this new standard, except for the impact on disclosures. The adoption of IFRS 15 was based on the modified retrospective approach for which comparatives were not restated.

IFRS 9, Financial Instruments

IFRS 9 establishes the requirements for the recognition and measurement of financial assets, financial liabilities and certain contracts for the purchase or sale of non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement

Classification and measurement of financial assets and financial liabilities

IFRS 9 includes three main classification categories for financial assets: measured at amortized cost, at fair value through changes in other comprehensive income (FVTOCI), and at fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous categories of IAS 39 from held-to-maturity, loans and receivables and available-for-sale.

The following is a summary with the classification, measurement and effects by the application of IFRS 9:

Financial Assets	Measurement Category under IAS 39	Measurement category under IFRS 9	12/31/2017 Total Amount ThUS$	IFRS 9 Adjustment ThUS$	01/01/2018 Total Amount Restated ThUS$
Description of financial current assets
Cash and cash equivalent	Amortized cost	Amortized cost	630,438	-	630,438
Trade receivables due from related parties	Amortized cost	Amortized cost	59,132	-	59,132
Financial assets measured at amortized cost	Amortized cost	Amortized cost	360,941	-	360,941
Loans and receivables measured at amortized cost	Amortized cost	Amortized cost	446,875	(2,301)	444,574
Derivatives held for trading at fair value through profit or loss	FVTPL	FVTPL	6,038	-	6,038

Non-current Assets
Financial assets	Amortized cost	Amortized cost	45	-	45
Loans and receivables	Amortized cost	Amortized cost	1,912	-	1,912
Derivatives for hedging purposes	FVTOCI	FVTOCI	8,910	-	8,910
Financial assets classified as available for sale at fair value through equity	Irrevocable FVTOCI	FVTOCI	33,924	-	33,924

Total IFRS 9 Adjustment				(2,301)

Financial Liabilities	Measurement Category under IAS 39	Measurement category under IFRS 9	12/31/2017 Total Amount ThUS$	IFRS 9 Adjustment ThUS$	01/01/2018 Total Amount Restated ThUS$
Description of financial Current liabilities
Accounts payable to related entities	Amortized cost	Amortized cost	1,365		1,365
Derivatives for hedging purposes	FVTOCI	FVTOCI	37,287		37,287
Derivatives at fair value through profit or loss	FVTOCI	FVTPL	5,979		5,979
Bank loans	Amortized cost	Amortized cost	163,568		163,568
Obligations to the public	Amortized cost	Amortized cost	13,494		13,494
Financial liabilities at amortized cost (trade and other payables)	Amortized cost	Amortized cost	196,280		196,280
Financial Liabilities Non-Current
Obligations to the public	Amortized cost	Amortized cost	1,031,507		1,031,507
Financial liabilities at amortized cost (trade and other payables)	Amortized cost	Amortized cost	-		-
Deferred tax liabilities			205,904	(621)	205,283

Equity
Total equity			2,247,468	(1,680)	2,245,788

Total IFRS 9 Adjustment				(2.301)

No changes were made to financial liabilities regarding classification and measurement as a result of the adoption of IFRS 9.

IFRS 9 introduces a new model of deterioration losses on financial assets, the expected credit loss model, which replaces the loss model incurred under IAS 39. The Company applies the simplified approach described by IFRS 9 for financial losses. expected credit losses of the account portfolio receivable from customers, as they are short-term financial instruments less than 12 months, without a significant financing component and which are held until maturity. This approach allows the use of the estimated credit losses expected over the life of the instrument.

Accounts receivable with a low probability of recovery are fully provisioned, while, to measure the expected credit losses of the rest of the portfolio, it is segmented by grouping the commercial accounts receivable based on the characteristics of shared credit risk, and delinquency. The expected loss rates are obtained based on the default rates of the last seven years. To convert the historical loss into projected loss, the behavior of the implicit default probability indicator is used in the prices of financial derivatives that cover the risk of non-payment of sovereign bonds in those countries where the Company generates income from the sale of the product.

The application of IFRS 9 had an impact on January 1, 2018 due to the application of the new deterioration model described in the Company's Consolidated Financial Statements of ThUS $ 2,301 (net of deferred taxes ThUS $ 1680), of greater deterioration this amount was taken to equity according to IAS 8. (See Note 13.2).

In addition, as a result of the adoption of IFRS 9, a reclassification was made to present gains on reversal (losses) on impairment of financial assets separately from other expenses as function. The corresponding reclassifications for prior periods are described below:

	Balances originally reported as of December 31, 2017	Reclassified balances as of December 31, 2017	Reclassification as of December 31, 2017
	ThUS$	ThUS$	ThUS$
Expenses
Other expenses by function	(61,638)	(53,600)	8,038
Net gains on reversal (losses) on impairment of financial assets	-	(8,038)	(8,038)
Total	(61,638)	(61,638)	-

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification as of December 31, 2016
	ThUS$	ThUS$	ThUS$
Expenses
Other expenses by function	(89,731)	(82,533)	7,198
Net gains on reversal (losses) on impairment of financial assets	-	(7,198)	(7,198)
Total	(89,731)	(89,731)	-

2.5

Basis of consolidation

(a)	Subsidiaries

These are all those entities where Sociedad Química y Minera de Chile S.A. has control over directing their financial and operational policies. This is generally accompanied by a share of more than half of the voting rights. Subsidiaries apply the same accounting policies of their Parent.

To account for the acquisition, the Company uses the acquisition method. Under this method the acquisition cost is the fair value of assets delivered, equity securities issued, and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired, and liabilities and contingencies assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquiree. For more information, please see Note 8.1.

Companies included in consolidation:

				Ownership interest
TAX ID		Country of			12/31/2018		12/31/2017
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda,	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd,	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp,	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Netherlands	US$	0.0002	99.9998	100.0000	100.0000
Foreign	SQI Corporation N.V.	Netherlands	US$	0.0159	99.9841	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Peru S.A.	Peru	US$	0.9800	99.0200	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Netherlands	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	1.0900	98.9100	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.8403	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	98.3333	1.6667	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Australia PTY	Australia	Australian dollar	0.0000	100.0000	100.0000	100.0000
Foreign	SACAL S.A.	Argentina	Argentine peso	0.0000	100.0000	100.0000	100.0000

TAX ID		Country of			12/31/2018		12/31/2017
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited	Thailand	US$	0.0000	99.996	99.996	99.996
Foreign	SQM Internacional N.V.	Belgium	US$	0.5800	99.4200	100.0000	0.0000
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	0.0000	100.0000	100.0000	0.0000

				Ownership interest
TAX ID		Country of			12/31/2018		12/31/2017
No.	Domestic subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
96.801.610-5	Comercial Hydro S.A.	Chile	US$	0,0000	60,6383	60,6383	60,6383
96.651.060-9	SQM Potasio S.A.	Chile	US$	99,9999	0,0000	99,9999	99,9999
96.592.190-7	SQM Nitratos S.A.	Chile	US$	99,9999	0,0001	100,0000	100,0000
96.592.180-K	Ajay SQM Chile S.A.	Chile	US$	51,0000	0,0000	51,0000	51,0000
86.630.200-6	SQMC Internacional Ltda.	Chile	Ch$	0,0000	60,6381	60,6381	60,6381
79.947.100-0	SQM Industrial S.A.	Chile	US$	99,0470	0,9530	100,0000	100,0000
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1,0000	99,0000	100,0000	100,0000
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1,0000	99,0000	100,0000	100,0000
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0,0003	99,9997	100,0000	100,0000
79.768.170-9	Soquimich Comercial S.A.	Chile	US$	0,0000	60,6383	60,6383	60,6383
79.626.800-K	SQM Salar S.A.	Chile	US$	18,1800	81,8200	100,0000	100,0000
78.053.910-0	Proinsa Ltda.	Chile	Ch$	0,0000	60,5800	60,5800	60,5800
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0,0000	100,0000	100,0000	100,0000
76.425.380-9	Exploraciones Mineras S.A.	Chile	US$	0,2691	99,7309	100,0000	100,0000
76.064.419-6	Comercial Agrorama Ltda. (a)	Chile	Ch$	0,0000	42,4468	42,4468	42,4468
76.145.229-0	Agrorama S.A.	Chile	Ch$	0,0000	60,6377	60,6377	60,6377
76.359.919-1	Orcoma Estudios SPA	Chile	US$	51,0000	0,0000	51,0000	51,0000
76.360.575-2	Orcoma SPA	Chile	US$	100,0000	0,0000	100,0000	100,0000
76.686.311-9	SQM MaG SpA.	Chile	US$	0,0000	100,0000	100,0000	100,0000

(a)	The Company consolidated Comercial Agrorama Ltda. as it has the control of this company’s relevant activities.

Subsidiaries are consolidated using the line-by-line method, adding the items that represent assets, liabilities, revenues, and expenses of similar content, and eliminating those related to intragroup transactions.

Profit or loss of subsidiaries acquired or divested during the year are included in profit or loss accounts consolidated from the date control is transferred to the Group, or up to the date control is lost, as applicable.

Non-controlling interest represents the equity of a subsidiary not directly or indirectly attributable to the Parent.